NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 97.6%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Assisted Living -- 0.9%
------------------------------------------------------------------------
     $  825        New Jersey EDA, (Chelsea at East
                   Brunswick), (AMT), 8.00%, 10/1/07         $   786,786
------------------------------------------------------------------------
                                                             $   786,786
------------------------------------------------------------------------
Cogeneration -- 7.7%
------------------------------------------------------------------------
     $  250        Eastern Connecticut Resources Recovery
                   Authority, (Wheelabrator Lisbon), (AMT),
                   5.00%, 1/1/03                             $   248,987
        830        New Jersey EDA, (Trigen-Trenton), (AMT),
                   6.10%, 12/1/04                                838,449
      1,225        New Jersey EDA, (Vineland Cogeneration),
                   (AMT), 7.875%, 6/1/19                       1,256,911
        500        Palm Beach County, FL, (Okeelanta
                   Power), (AMT), 6.85%, 2/15/21(1)              330,000
        500        Palm Beach County, FL, (Osceola Power),
                   (AMT), 6.95%, 1/1/22(1)                       330,000
      1,800        Pennsylvania EDA, (Resource Recovery-
                   Northampton), (AMT), 6.75%, 1/1/07          1,834,020
      1,650        Pennsylvania EDA, (Resource
                   Recovery-Colver), (AMT), 7.05%, 12/1/10     1,703,278
         56        Robbins, IL, Resource Recovery, (AMT),
                   0.00%, 10/15/09                                20,709
         26        Robbins, IL, Resource Recovery, (AMT),
                   7.25%, 10/15/09                                19,988
        121        Robbins, IL, Resource Recovery, (AMT),
                   7.25%, 10/15/24                                88,306
        180        Robbins, IL, Resource Recovery, (AMT),
                   8.375%, 10/15/16(1)                            17,609
         70        Robbins, IL, Resource Recovery, (AMT),
                   8.375%, 10/15/16(1)                             6,891
------------------------------------------------------------------------
                                                             $ 6,695,148
------------------------------------------------------------------------
Education -- 4.1%
------------------------------------------------------------------------
     $1,000        Arkansas State Student Loan Authority,
                   (AMT), 6.25%, 6/1/10                      $ 1,046,050
        200        Connecticut HEFA, (Quinnipiac College),
                   6.00%, 7/1/13                                 201,804
        140        Connecticut HEFA, (Sacred Heart
                   University), 6.00%, 7/1/08                    157,573
        850        New Hampshire HEFA, (Colby-Sawyer
                   College), 7.20%, 6/1/12                       893,834
      1,700        University of Illinois, 0.00%, 4/1/15         836,400
      1,000        University of Illinois, 0.00%, 4/1/16         462,930
------------------------------------------------------------------------
                                                             $ 3,598,591
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Electric Utilities -- 1.3%
------------------------------------------------------------------------
     $1,000        North Carolina Municipal Power Agency,
                   (Catawba Electric Revenue),
                   6.375%, 1/1/13                            $ 1,084,390
------------------------------------------------------------------------
                                                             $ 1,084,390
------------------------------------------------------------------------
Escrowed / Prerefunded -- 18.0%
------------------------------------------------------------------------
     $  410        Connecticut HEFA, (New Britain
                   Hospital), Prerefunded to 7/1/02,
                   7.50%, 7/1/06                             $   431,820
        300        Connecticut HEFA, (Quinnipiac College),
                   Prerefunded to 07/01/03, 6.00%, 7/1/13        322,764
        805        Florence, KY, Housing Facilities,
                   (Bluegrass Housing), Escrowed to
                   Maturity, 7.25%, 5/1/07                       871,590
      1,500        Grand Ledge, MI, Public School District,
                   (MBIA), Prerefunded to 5/1/04,
                   7.875%, 5/1/11                              1,714,905
      4,185        Illinois Development Finance Authority,
                   (Regency Park), Escrowed to Maturity,
                   0.00%, 7/15/25                                887,973
      3,500        Maricopa County, AZ, IDA, Multifamily,
                   Escrowed to Maturity, 6.45%, 1/1/17         3,918,425
        840        Maricopa County, AZ, IDA, Multifamily,
                   Escrowed to Maturity, 7.876%, 1/1/11          984,959
        583        Massachusetts HEFA,
                   (Milford-Whitinsville Hospital),
                   Escrowed to Maturity, 7.125%, 7/15/02         599,370
      1,000        Massachusetts Turnpike Authority,
                   Escrowed to Maturity, 5.00%, 1/1/13         1,052,190
      3,000        Massachusetts Turnpike Authority,
                   Escrowed to Maturity, 5.00%, 1/1/20(2)      3,025,290
        590        Richardson, TX, Hospital Authority
                   (Baylor/Richardson Medical Center),
                   Prerefunded to 12/01/03, 6.50%, 12/1/12       644,740
      1,085        Saint Tammany, LA, Public Trust Finance
                   Authority, (Christwood), Escrowed to
                   Maturity, 8.75%, 11/15/05                   1,226,506
------------------------------------------------------------------------
                                                             $15,680,532
------------------------------------------------------------------------
General Obligations -- 5.6%
------------------------------------------------------------------------
     $  150        Connecticut, 5.125%, 8/15/11              $   156,871
        495        Detroit, MI, 6.40%, 4/1/05                    535,367
      2,000        Detroit, MI, 6.50%, 4/1/02                  2,057,120
        500        Kershaw County, SC, School District,
                   5.00%, 2/1/18                                 502,270
        265        New Fairfield, CT, 4.90%, 8/1/13              275,955
        750        Ohio, 0.00%, 8/1/08                           548,535
        115        Puerto Rico, 0.00%, 7/1/08                     85,554
        750        Wisconsin, (AMT), 5.10%, 5/1/15               744,015
------------------------------------------------------------------------
                                                             $ 4,905,687
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Health Care-Miscellaneous -- 0.6%
------------------------------------------------------------------------
     $  581        Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 6.00%, 12/1/36             $   534,071
------------------------------------------------------------------------
                                                             $   534,071
------------------------------------------------------------------------
Hospital -- 6.2%
------------------------------------------------------------------------
     $  500        Colorado Health Facilities Authority,
                   (Parkview Memorial Hospital),
                   6.125%, 9/1/25                            $   476,000
      1,700        Colorado Health Facilities Authority,
                   (Steamboat Springs Health),
                   5.00%, 9/15/03                              1,705,848
        125        Connecticut HEFA, (Griffin Hospital),
                   6.00%, 7/1/13                                 117,451
        750        Forsyth County, GA, Hospital Authority,
                   (Georgia Baptist Health Care System),
                   6.00%, 10/1/08                                721,987
        100        Michigan Hospital Finance Authority,
                   (Central Michigan Community Hospital),
                   6.00%, 10/1/05                                101,982
        100        Michigan Hospital Finance Authority,
                   (Central Michigan Community Hospital),
                   6.10%, 10/1/06                                102,392
        225        Michigan Hospital Finance Authority,
                   (Central Michigan Community Hospital),
                   6.20%, 10/1/07                                231,165
      1,000        Michigan Hospital Finance Authority,
                   (Gratiot Community Hospital),
                   6.10%, 10/1/07                              1,007,670
        500        New Hampshire HEFA, (Littleton Hospital
                   Association), 5.45%, 5/1/08                   466,525
        465        San Gorgonio, CA, Memorial Health Care
                   District, 5.60%, 5/1/11                       427,898
------------------------------------------------------------------------
                                                             $ 5,358,918
------------------------------------------------------------------------
Housing -- 4.5%
------------------------------------------------------------------------
     $  600        Georgia Private Colleges and
                   Universities Authority, Student Housing
                   Revenue, (Mercer Housing Corp.),
                   6.00%, 6/1/31                             $   589,596
      1,005        Illinois Development Finance Authority,
                   Elderly Housing, (Mattoon Tower),
                   (Section 8), 6.35%, 7/1/10                  1,025,080
        455        Illinois Development Finance Authority,
                   Elderly Housing, (Rome Meadows),
                   6.40%, 2/1/03                                 457,917
      1,145        Illinois Development Finance Authority,
                   Elderly Housing, (Rome Meadows),
                   6.65%, 2/1/06                               1,158,511
        715        Sandaval County, NM, Multifamily,
                   6.00%, 5/1/32                                 704,061
------------------------------------------------------------------------
                                                             $ 3,935,165
------------------------------------------------------------------------
Industrial Development Revenue -- 11.6%
------------------------------------------------------------------------
     $  580        Austin, TX, (Cargoport Development LLC),
                   (AMT), 7.50%, 10/1/07                     $   583,898
        445        Austin, TX, (Cargoport Development LLC),
                   (AMT), 8.30%, 10/1/21                         468,127
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Industrial Development Revenue (continued)
------------------------------------------------------------------------
     $  500        Carbon County, PA, IDA, (Panther Creek
                   Partners), 6.65%, 5/1/10                  $   513,495
        625        Connecticut Development Authority,
                   (Frito Lay), 6.375%, 7/1/04                   625,956
        800        Eagle County, CO, Airport Terminal
                   Corp., (American Airlines), (AMT),
                   6.75%, 5/1/06                                 804,400
        900        Iowa Finance Authority, (Southbridge
                   Mall), 6.375%, 12/1/13                        864,216
        500        Jones County, MS, (International Paper),
                   5.80%, 10/1/21                                484,570
        490        Kimball, NE, EDA, (Clean Harbors),
                   (AMT), 10.75%, 9/1/26                         504,494
      1,000        Michigan Job Development Authority,
                   (General Motors Corp.), PCR,
                   5.55%, 4/1/09                               1,002,600
      1,100        Michigan State Strategic Fund, (Crown
                   Paper), 6.25%, 8/1/12                         781,000
        500        Missouri Development Finance Authority,
                   Solid Waste Disposal, (Proctor and
                   Gamble Paper Products), (AMT),
                   5.20%, 3/15/29                                498,450
      1,000        New Jersey EDA, (Holt Hauling), (AMT),
                   7.90%, 3/1/27                                 948,020
        750        Ohio Solid Waste Revenue, (Republic
                   Engineered Steels), (AMT),
                   9.00%, 6/1/21                                 111,000
        500        Peru, IL, (Freightways Corp.),
                   5.25%, 11/1/03                                494,455
        500        Saint Louis, MO, IDA, (Saint Louis
                   Convention), (AMT), 7.20%, 12/15/28           525,380
        890        Santa Fe, NM, (Crow Hobbs),
                   8.25%, 9/1/05                                 883,895
------------------------------------------------------------------------
                                                             $10,093,956
------------------------------------------------------------------------
Insured-Education -- 0.3%
------------------------------------------------------------------------
     $  500        Southern Illinois University, Housing
                   and Auxiliary Facilities, (MBIA),
                   0.00%, 4/1/17                             $   219,200
------------------------------------------------------------------------
                                                             $   219,200
------------------------------------------------------------------------
Insured-Electric Utilities -- 2.0%
------------------------------------------------------------------------
     $  750        California Pollution Control Financing
                   Authority, PCR, (Pacific Gas and
                   Electric), (MBIA), (AMT), 5.35%, 12/1/16  $   763,643
        500        Monroe County, MI, (Detroit Edison),
                   (AMBAC), (AMT), 6.35%, 12/1/04                542,130
        400        Piedmont, SC, Municipal Power Agency,
                   (MBIA), 5.00%, 1/1/15                         403,500
------------------------------------------------------------------------
                                                             $ 1,709,273
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-General Obligations -- 5.5%
------------------------------------------------------------------------
     $  250        Brighton, MI, School District, (AMBAC),
                   0.00%, 5/1/20                             $    91,775
      1,000        Edcouch Elsa, TX, Independent School
                   District, (PSF), 4.75%, 8/15/22               936,770
        500        Hartland, MI, School District, (FGIC),
                   5.125%, 5/1/17                                503,760
      1,650        McAllen, TX, Independent School
                   District, (PSF), 4.50%, 2/15/18             1,528,725
        500        Old Saybrook, CT, (AMBAC),
                   4.10%, 8/15/01                                502,000
      1,225        Paw Paw, MI, Public School District,
                   (FGIC), 5.00%, 5/1/21                       1,224,179
------------------------------------------------------------------------
                                                             $ 4,787,209
------------------------------------------------------------------------
Insured-Hospital -- 1.9%
------------------------------------------------------------------------
     $2,000        El Paso County, TX, Hospital District,
                   (MBIA), 0.00%, 8/15/06                    $ 1,605,480
------------------------------------------------------------------------
                                                             $ 1,605,480
------------------------------------------------------------------------
Insured-Transportation -- 4.0%
------------------------------------------------------------------------
     $  600        Connecticut Airport, (Bradley
                   International Airport), (FGIC),
                   7.40%, 10/1/04                            $   654,006
      1,000        Metropolitan Transportation Authority,
                   NY, Commuter Facilities Revenue,
                   (AMBAC), 5.00%, 7/1/20                        991,990
        500        Metropolitan Transportation Authority,
                   NY, Tranportation Facility Revenue,
                   (MBIA), 5.00%, 7/1/17                         504,845
      1,000        Ohio Turnpike Commission, (FGIC),
                   5.50%, 2/15/18                              1,077,260
        500        Puerto Rico Highway and Transportation
                   Authority, (AMBAC), 0.00%, 7/1/16             241,090
------------------------------------------------------------------------
                                                             $ 3,469,191
------------------------------------------------------------------------
Insured-Water and Sewer -- 1.4%
------------------------------------------------------------------------
     $2,000        Honolulu, HI, Wastewater System Revenue,
                   (FGIC), 0.00%, 7/1/11                     $ 1,237,180
------------------------------------------------------------------------
                                                             $ 1,237,180
------------------------------------------------------------------------
Miscellaneous -- 1.7%
------------------------------------------------------------------------
     $  890        Barona, CA, (Band of Mission Indians),
                   8.25%, 1/1/20                             $   892,554
        150        Pittsfield Township, MI, EDC, (Arbor
                   Hospice), 7.875%, 8/15/27                     144,669
        500        San Juan, NM, Pueblo Development
                   Authority, 7.00%, 10/15/06                    477,000
------------------------------------------------------------------------
                                                             $ 1,514,223
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Nursing Home -- 5.4%
------------------------------------------------------------------------
     $1,105        Arizona Health Facilities Authority,
                   (Care Institute, Inc.-Mesa),
                   7.625%, 1/1/06                            $   888,508
        500        Citrus County, FL, IDA, (Beverly
                   Enterprises), 5.00%, 4/1/03                   488,585
        925        Clovis, NM, IDR, (Retirement Ranches,
                   Inc.), 7.75%, 4/1/19                          936,057
        335        Fairfield, OH, EDA, (Beverly
                   Enterprises), 8.50%, 1/1/03                   341,546
      1,105        Massachusetts IFA, (Age Institute of
                   Massachusetts), 7.60%, 11/1/05              1,127,288
        395        Michigan Hospital Finance Authority,
                   (Presbyterian Villages), 6.20%, 1/1/06        403,706
        500        Wisconsin HEFA, (Wisconsin Illinois
                   Senior Housing), 7.00%, 8/1/29                466,590
------------------------------------------------------------------------
                                                             $ 4,652,280
------------------------------------------------------------------------
Pooled Loans -- 3.5%
------------------------------------------------------------------------
     $1,900        Arizona Educational Loan Marketing
                   Corp., (AMT), 6.25%, 6/1/06               $ 2,011,283
      1,000        Arizona Student Loan Acquisition
                   Authority, (AMT), 7.625%, 5/1/10            1,070,550
------------------------------------------------------------------------
                                                             $ 3,081,833
------------------------------------------------------------------------
Senior Living / Life Care -- 5.2%
------------------------------------------------------------------------
     $  785        Albuquerque, NM, Retirement Facilities,
                   (La Vida Liena Retirement Center),
                   6.60%, 12/15/28                           $   681,372
      2,000        Illinois HFA, (Lutheran Social
                   Services), 6.125%, 8/15/10                  1,898,060
        300        Kalamazoo, MI, (Friendship Village),
                   6.125%, 5/15/17                               273,756
        500        Kansas City, MO, IDR, (Kingswood Manor),
                   5.80%, 11/15/17                               416,620
        245        Massachusetts IFA, (Forge Hill), (AMT),
                   6.75%, 4/1/30                                 212,364
        360        Mesquite, TX, Health Facilities
                   Development, (Christian Care Centers),
                   7.00%, 2/15/10                                358,319
        495        North Miami, FL, Health Facilities
                   Authority, (Imperial Club),
                   6.75%, 1/1/33                                 429,274
        305        Okaloosa County, FL, Retirement Rental
                   Housing, (Encore Retirement Partners),
                   5.25%, 2/1/04                                 287,688
------------------------------------------------------------------------
                                                             $ 4,557,453
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Special Tax Revenue -- 4.7%
------------------------------------------------------------------------
     $  500        Battle Creek, MI, Downtown Development
                   Authority, 6.65%, 5/1/02                  $   514,770
      2,000        Detroit, MI, Downtown Development
                   Authority Tax Increment, 0.00%, 7/1/21        647,080
        250        Frederick County, MD, Urbana Community
                   Development Authority, 6.625%, 7/1/25         249,368
        500        Heritage Palms Community Development
                   District, FL, Capital Improvements,
                   6.25%, 11/1/04                                501,345
      1,000        Laredo, TX, Certificates of Obligation,
                   4.50%, 2/15/17                                937,780
        465        Longleaf, FL, Community Development
                   District, 6.20%, 5/1/09                       448,948
        500        Michigan Building Authority,
                   6.10%, 10/1/01                                507,420
        250        Stoneybrook, FL, West Community
                   Development District, 6.45%, 5/1/10           252,805
------------------------------------------------------------------------
                                                             $ 4,059,516
------------------------------------------------------------------------
Transportation -- 1.5%
------------------------------------------------------------------------
     $  240        Memphis-Shelby County, TN, Airport
                   Authority, 6.12%, 12/1/16                 $   223,738
      1,000        Northwest Arkansas Regional Airport
                   Authority, (AMT), 7.625%, 2/1/27            1,041,000
------------------------------------------------------------------------
                                                             $ 1,264,738
------------------------------------------------------------------------
Total Tax-Exempt Investments
   (identified cost $83,966,980)                             $84,830,820
------------------------------------------------------------------------

PUT OPTIONS PURCHASED -- 0.0%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
     $   58        U.S. Treasury, Expires 5/26/01, Strike
                   Price 102                                 $    37,156
------------------------------------------------------------------------
Total Put Options Purchased
   (identified cost, $28,413)                                $    37,156
------------------------------------------------------------------------
Total Investments -- 97.6%
   (identified cost $83,995,393)                             $84,867,976
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.4%                       $ 2,048,853
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $86,916,829
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 At March 31, 2001, the concentration of the Portfolio's investments in the various states, determined as a percentage of net assets, is as follows:

Arizona                                                     10.2%
Michigan                                                    14.3%
Others, representing less than 10% individually             73.1%

 The Portfolio invests primarily in debt securities issued by municipali-ties. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2001, 17.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.8% to 6.1% of total investments.
 (1)  Non-income producing security.
 (2) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2001
Assets
-----------------------------------------------------
Investments, at value
   (identified cost, $83,995,393)         $84,867,976
Cash                                          451,326
Receivable for investments sold                25,775
Interest receivable                         1,599,099
Prepaid expenses                                  645
-----------------------------------------------------
TOTAL ASSETS                              $86,944,821
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable for daily variation margin on
   open financial futures contracts       $     6,187
Accrued expenses                               21,805
-----------------------------------------------------
TOTAL LIABILITIES                         $    27,992
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $86,916,829
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $86,012,839
Net unrealized appreciation (computed on
   the basis of identified cost)              903,990
-----------------------------------------------------
TOTAL                                     $86,916,829
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
MARCH 31, 2001
Investment Income
----------------------------------------------------
Interest                                  $5,425,182
----------------------------------------------------
TOTAL INVESTMENT INCOME                   $5,425,182
----------------------------------------------------

Expenses
----------------------------------------------------
Investment adviser fee                    $  422,317
Trustees' fees and expenses                    8,383
Custodian fee                                 48,397
Legal and accounting services                 23,400
Miscellaneous                                 26,277
----------------------------------------------------
TOTAL EXPENSES                            $  528,774
----------------------------------------------------
Deduct --
   Reduction of custodian fee             $   13,304
----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $   13,304
----------------------------------------------------

NET EXPENSES                              $  515,470
----------------------------------------------------

NET INVESTMENT INCOME                     $4,909,712
----------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  (32,409)
   Financial futures contracts               (55,772)
----------------------------------------------------
NET REALIZED LOSS                         $  (88,181)
----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $2,114,753
   Financial futures contracts                64,539
----------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $2,179,292
----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $2,091,111
----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $7,000,823
----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED      YEAR ENDED
IN NET ASSETS                             MARCH 31, 2001  MARCH 31, 2000
------------------------------------------------------------------------
From operations --
   Net investment income                  $    4,909,712  $    4,880,282
   Net realized loss                             (88,181)        (11,006)
   Net change in unrealized
      appreciation (depreciation)              2,179,292      (5,908,048)
------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $    7,000,823  $   (1,038,772)
------------------------------------------------------------------------
Capital transactions --
   Net Assets contributed by Connecticut
      and Michigan Limited Maturity
      Municipals Funds                    $           --  $   16,239,145
   Contributions                              12,004,221      13,115,025
   Withdrawals                               (22,024,768)    (28,345,239)
------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $  (10,020,547) $    1,008,931
------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $   (3,019,724) $      (29,841)
------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------
At beginning of year                      $   89,936,553  $   89,966,394
------------------------------------------------------------------------
AT END OF YEAR                            $   86,916,829  $   89,936,553
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                    YEAR ENDED MARCH 31,
                                  ---------------------------------------------------------
                                    2001        2000        1999        1998        1997
-------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.61%       0.65%       0.61%       0.60%        0.60%
   Expenses after custodian
      fee reduction                  0.60%       0.63%       0.60%       0.59%        0.58%
   Net investment income             5.68%       5.49%       5.32%       5.53%        5.45%
Portfolio Turnover                     13%         27%         26%         41%          68%
-------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
   (000'S OMITTED)                $86,917     $89,937     $89,966     $93,127     $102,504
-------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   National Limited Maturity Municipals Portfolio (the Portfolio) seeks to provide (1) a high level of income exempt from regular federal income tax and
   (2) limited principal fluctuation. The Portfolio is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on the commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. The Portfolio will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Portfolio will begin amortizing market discounts on debt securities effective April 1, 2001. Prior to this date, the Portfolio did not amortize market discounts on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Portfolio. The impact of this accounting change has not been determined but will result in an increase to cost of securities and a corresponding decrease in net unrealized appreciation/ depreciation based on securities held as of March 31, 2001.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its respective investors, each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 F When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

   Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 G Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 H Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 I Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended March 31, 2001, the fee was equivalent to 0.49% of the Portfolio's average net assets for such period and amounted to $422,317. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 2001, no significant amounts have been deferred.

3 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings may be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended March 31, 2001.

4 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $10,690,110 and $17,101,827 respectively, for the year ended March 31, 2001.

5 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2001, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $83,995,393
    -----------------------------------------------------
    Gross unrealized appreciation             $ 3,202,349
    Gross unrealized depreciation              (2,329,766)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   872,583
    -----------------------------------------------------

6 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

   A summary of obligations under these financial instruments as of March 31, 2001, is as follows:

                           FUTURES CONTRACTS
    ---------------------------------------------------------------
    EXPIRATION                                       NET UNREALIZED
    DATE(S)     CONTRACTS                POSITION     APPRECIATION
    ---------------------------------------------------------------
    6/01        22 U.S. Treasury Bond    Short           31,407

   At March 31, 2001, the Portfolio had sufficient cash and/or securities to cover margin requirements on open future contracts.

7 Transfer of Net Assets
-------------------------------------------
   Prior to the opening of business on November 1, 1999, Eaton Vance Connecticut Limited Maturity Municipals and Eaton Vance Michigan Limited Maturity Municipals Funds, pursuant to an Agreement and Plan of Reorganization dated November 1, 1999, contributed securities with a market value of $7,443,241 and $8,864,366 including $88,630 and $97,151 of unrealized appreciation respectively. The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code.

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of National Limited Maturity Municipals Portfolio (the "Portfolio") as of March 31, 2001, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended March 31, 2001 and 2000 and the supplementary data for each of the years in the five-year period ended March 31, 2001. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of March 31, 2001 by correspondence with the custodian and brokers; where replies were not received, alternative procedures were performed. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of National Limited Maturity Municipals Portfolio at March 31, 2001, the results of its operations, the changes in its net assets and its supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 4, 2001

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND AS OF MARCH 31, 2001

INVESTMENT MANAGEMENT

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

William H. Ahern, Jr.
Vice President and Portfolio Manager

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Planners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant